Supplemental Financial Information - Summary of Taxes other than income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Statement of Operations Information [Line Items]
Utility	$ 774	$ 759	$ 768
Property	364	336	321
Payroll	124	121	117
Commonwealth Edison Co [Member]
Supplemental Statement of Operations Information [Line Items]
Utility	246	238	242
Property	39	30	29
Payroll	27	27	27
PECO Energy Co [Member]
Supplemental Statement of Operations Information [Line Items]
Utility	139	135	132
Property	18	16	17
Payroll	16	16	15
Baltimore Gas and Electric Company [Member]
Supplemental Statement of Operations Information [Line Items]
Utility	88	87	90
Property	176	164	153
Payroll	18	17	17
Pepco Holdings LLC [Member]
Supplemental Statement of Operations Information [Line Items]
Utility	301	299	304
Property	131	126	122
Payroll	27	25	24
Potomac Electric Power Company [Member]
Supplemental Statement of Operations Information [Line Items]
Utility	278	275	286
Property	88	84	85
Payroll	7	7	7
Delmarva Power & Light Company [Member]
Supplemental Statement of Operations Information [Line Items]
Utility	22	21	18
Property	40	39	34
Payroll	5	5	4
Atlantic City Electric Company [Member]
Supplemental Statement of Operations Information [Line Items]
Utility	3	3	0
Property	3	3	2
Payroll	$ 3	$ 3	$ 2